Events after the reporting period (Details) R in Millions, $ in Millions	Aug. 07, 2024 item	Jun. 30, 2024 USD ($)	Jun. 30, 2024 ZAR (R)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 ZAR (R)
IHS South Africa Overdraft
Disclosure of non-adjusting events after reporting period [line items]
Notional amount				$ 19.2	R 350.0
Notional amount of borrowings drawn down		$ 5.1	R 93.1
MTN Nigeria - Renewals and Extensions on Tower Master Lease Agreements
Disclosure of non-adjusting events after reporting period [line items]
Number of existing tenancies extended	13,500
Number of tenancies that were due to expire within 18 months that were extended	1,430
Total number of tenancies that were due to expire within 18 months	2,500